Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)		Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021
Restricted cash		$ 251,375	$ 201,050
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		5,000,000	5,000,000
Common stock, par value		$ 0.0001	$ 0.0001
Common stock, shares authorized		500,000,000	500,000,000
Common stock, shares outstanding		10,066,667	0
Additional Paid in Capital	[1]	$ 41,912,737	$ 25,660,896
Accounts Receivable, Allowance for Credit Loss, Current		$ 50,895
Common stock, shares issued		10,066,667	0
Ecoark Holdings Inc [Member]
Additional Paid in Capital		$ 28,953,510	$ 25,058,733
Series A Preferred Stock [Member]
Preferred stock, shares outstanding		1,200	1,200
Preferred stock, shares issued		1,200	1,200
Series B Preferred Stock [Member]
Preferred stock, shares outstanding		0	0
Preferred stock, shares issued		0	0
Series C Preferred Stock [Member]
Preferred stock, shares outstanding		190.2726308	0
Preferred stock, shares issued		190.2726308	0
White River Holdings Corp [Member]
Restricted cash			$ 251,050	$ 250,413
Accounts receivable, net of allowance			$ 208,713	$ 208,713
Preferred stock, par value			$ 0.000001	$ 0.000001
Preferred stock, shares authorized			1,000	1,000
Preferred stock, shares outstanding				0
Common stock, par value				$ 0.000001
Common stock, shares authorized				100,000,000
Common stock, shares outstanding				60,000,000
Additional Paid in Capital			$ 25,660,896	$ 23,907,983
White River Holdings Corp [Member] | Ecoark Holdings Inc [Member]
Additional Paid in Capital			$ 25,058,733	$ 21,582,193
Fortium Holdings Corp [Member]
Common stock, shares outstanding		8,400,000
Common stock, shares issued		8,400,000

[1]	On July 25, 2022, White River Holdings Corp. (“Holdings”) acquired White River Energy Corp, then named Fortium Holdings Corp. (the “Company”), in a share exchange. White River Holdings’ parent, Ecoark Holdings, Inc., now known as BitNile Metaverse, Inc. (“Ecoark”), was issued 1,200 shares of Series A convertible preferred stock (“Series A”) of the Company in exchange for the 60,000,000 common shares that were outstanding at the time of the share exchange. The Company has reflected this transaction retroactively in these interim financial statements. Since the amounts Due to Ecoark were exchanged in the issuance of the preferred shares, these have been reflected in additional paid in capital. The reclassification of amounts due to Ecoark as of March 31, 2022 that were reclassified to additional paid in capital were $25,058,733 and are deemed to have been permanently contributed by Ecoark.